Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

February 12, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust and its series, the Angel Oak Flexible Income Fund (the “Fund”), is a preliminary proxy statement, the definitive version of which will be used to solicit Fund shareholder approval to amend the Fund’s investment policy regarding concentration in an industry or group of industries.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust